Other Long-Term Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER LONG-TERM ASSETS [Abstract]
Prepaid expenses	$ 1,713	$ 0
Fuel delivery	687	687
Other	1,244	82
Total other long-term assets	$ 3,644	$ 769